Business Segments	12 Months Ended
Dec. 31, 2012
Business Segments
Business Segments

18.      Business Segments

The Company operates in three reportable segments:

•      Medical equipment outsourcing is the segment through which the Company provides medical equipment outsourcing services to its customers, including more than 4,290 acute care hospitals and 4,425 alternate site providers in the United States, including some of the nation’s premier health care institutions.

•      Technical and professional services offers a broad range of inspection, preventative maintenance, repair, logistic and consulting services through the Company’s team of over 325 technicians and professionals located in its nationwide network of offices.

•      Medical equipment sales and remarketing is the segment through which the Company buys, sources, remarkets and disposes of pre-owned medical equipment for its customers through the Company’s Asset Recovery Program; provides sales and distribution of specialty medical equipment; and offers its customers disposable items that are used on a single use basis.

The Company identifies its segments based on its organizational structure and its internal reporting.

	Year Ended December 31,
(in thousands)	2012	2011	2010

Medical Equipment Outsourcing
Net sales	$302,718	$275,910	$245,145
Medical equipment depreciation	70,761	68,032	69,496
Gross margin	121,205	110,175	89,439
Assets	465,192	461,285	409,315
Amortization	13,771	17,252	11,625
Technical and Professional Services
Net sales	82,236	54,058	44,426
Gross margin	19,808	13,540	12,736
Assets	83,791	84,483	85,175
Amortization	692	692	692
Medical Equipment Sales and Remarketing
Net sales	30,372	25,188	22,541
Gross margin	6,731	5,454	6,199
Assets	18,603	18,603	18,603
Corporate and Unallocated
Assets	369,827	372,561	319,935
Amortization and depreciation	11,467	10,636	9,926
Capital Expenditures	65,890	87,118	76,998
Total Company Assets, Amortization and Depreciation and Capital Expenditures
Assets	937,413	936,932	833,028
Amortization and depreciation	96,691	96,612	91,739
Capital Expenditures	65,890	87,118	76,998
Total Gross Margin and Reconciliation to Loss Before Income Taxes
Total gross margin	147,744	129,169	108,374
Selling, general and administrative	109,247	100,948	89,336
Restructuring, acquisition and integration expense	7,474	3,483	—
Loss on extinguishment of debt	12,339	—	—
Interest expense	55,697	55,020	46,457
Loss before income taxes	$(37,013)	$(30,282)	$(27,419)

Gross margin represents net revenues less total direct costs.

Segment assets for the three business segments (excluding Corporate and Unallocated) primarily include goodwill and intangible assets, which is consistent with the Company’s reporting to its Chief Operating Decision Maker, other assets are not allocated to the three business segments.  Thus, assets included in Corporate and Unallocated contain all other Company assets.